Property and Equipment, net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment net
Total property and equipment	$ 903,280	$ 620,634	$ 464,363
Less: accumulated depreciation	(482,548)	(186,514)	(337,088)
Property and Equipment, net	14,504,993	15,029,427	127,275	[1]
Furniture
Property and Equipment net
Total property and equipment	602,548	357,064	308,383
Vehicle
Property and Equipment net
Total property and equipment	60,951	63,135	147,922
Leasehold improvements
Property and Equipment net
Total property and equipment	239,781	200,435	8,058
Land
Property and Equipment net
Property and Equipment, net	3,042,777	3,042,777
Building
Property and Equipment net
Property and Equipment, net	308,779	2,607,666
Decrease in Impairment Charges, Property and Equipment	2,300,000
Assets Retirement Obligations - Environmental Remediation
Property and Equipment net
Property and Equipment, net	8,000,000	8,000,000
Capitalized direct development cost
Property and Equipment net
Property and Equipment, net	2,732,705	944,864
Construction in progress (Fintech Village)
Property and Equipment net
Property and Equipment, net	$ 14,084,261	$ 14,595,307	$ 0

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)